Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent Events
(19) Subsequent Events
On August 3, 2022, the Company received notice from the US Department of Defense (“DoD”) to terminate the Department of Defense, Joint Program Executive Office for Chemical, Biological, Radiological and Nuclear Defense Enabling Biotechnologies (“JPEO”) Rapid Response contract, dated as of August 7, 2019 by and between the Company and the DoD most recently amended as of September 14, 2021, relating to a prototype research and development of a Rapid Response Antibody Program and advanced clinical development through licensure and commercial manufacturing for SAB-185 (the “JPEO Rapid Response Contract Termination”). No termination penalties have been or will be incurred by the Company in connection therewith. The Company anticipates entry into a termination settlement or similar arrangement with the DoD whereby, among other things, the Company expects to be compensated for costs incurred in winding down activity surrounding the JPEO Rapid Response contract.

(19) Subsequent Events
In January 2022, the Company received a final settlement notice related to the Forward Share Purchase Agreement. In conjunction with the final settlement, the Company repurchased 546,658 shares of common stock from Radcliffe at the Market Sales Price. The Company settled the repurchase
with $5.5 million of the total $6.3 million held in restricted cash as of December 31, 2021, with the remaining balance of $0.8 million released to the Company. As a result of the final settlement transaction, the forward share purchase liability was reduced to zero.
On March 28, 2022, the Company entered into a Third Amendment to the Amended and Restated Lease Agreement with Sanford. The Third Amendment, among other things, provides for the least by the Company from Sanford of an additional 4,035 square feet of storage, laboratory and office space. The Third Amendment modifies the rent due under the Sanford Lease Agreement to $25.27 per square foot, or $841,061 due on an annual basis ($70,088 due on a monthly basis), until increased pursuant to the terms of the Sanford Lease Agreement. The associated amendment was retroactively applied to October 2021, and accounted for under ASC 842 as a separate right-of-use
asset. The consolidated financial statements and Note 8,
Leases
, include the relevant adjustments for the Third Amendment.